Cover	Aug. 20, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 26, 2021, Xos, Inc., a Delaware corporation (the “Company”) (f/k/a NextGen Acquisition Corporation (“NextGen”)), filed a Current Report on Form 8-K (the “Original Report”) to report the Closing and related matters under Items 1.01, 2.01, 3.02, 4.01, 5.01, 5.02, 5.06 and 9.01 of Form 8-K. Due to the large number of events to be reported under the specified items of Form 8-K, this Amendment No. 1 to Form 8-K (this “Amendment No. 1”) is being filed to amend the Original Report to include additional matters related to the Business Combination under Items 3.03, 5.03 and 5.05 of Form 8-K. Capitalized terms used herein by not defined herein have the meanings given to such terms in the Original Report.
Document Period End Date	Aug. 20, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39598
Entity Registrant Name	XOS INC.
Entity Central Index Key	0001819493
Entity Tax Identification Number	98-1550505
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3550 Tyburn Street
Entity Address, Address Line Two	Unit 100
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90065
City Area Code	(818)
Local Phone Number	316-1890
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	XOS
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	XOSWW